Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel Fund

Number of Shares	Common Stocks—99.51%	Value ($)
	Consumer Discretionary—35.68%
1,280,535	Adtalem Global Education, Inc.(a)	116,336,605
1,548,230	Boyd Gaming Corporation	112,308,604
3,100,597	Madison Square Garden Entertainment Corporation(a)	110,381,253
9,473,890	Paramount Global, Class B	99,096,889
2,119,656	Sphere Entertainment Company(a)	85,464,530
4,755,930	Mattel, Inc.(a)	84,322,639
32,505,385	Leslie’s, Inc.(a)(b)	72,487,009
306,553	Madison Square Garden Sports Corporation(a)	69,182,881
3,459,051	Manchester United plc, Class A(a)	60,014,535
2,070,821	Gentex Corporation	59,494,687
2,058,141	Interpublic Group of Companies, Inc.	57,669,111
212,103	Royal Caribbean Cruises, Ltd.	48,930,041
		975,688,784
	Consumer Staples—3.65%
906,622	J.M. Smucker Company	99,837,215
	Energy—2.22%
3,505,349	Core Laboratories, Inc.(b)	60,677,591
	Financials—22.81%
1,120,469	Northern Trust Corporation	114,848,072
2,182,992	Carlyle Group, Inc.	110,219,266
546,454	Affiliated Managers Group, Inc.	101,050,274
1,877,302	Lazard, Inc., Class A	96,643,507
1,094,181	First American Financial Corporation	68,320,662
504,588	BOK Financial Corporation	53,713,392
1,255,223	Janus Henderson Group plc	53,384,634
2,070,647	GCM Grosvenor, Inc., Class A	25,406,839
		623,586,646
	Health Care—12.33%
4,908,366	Envista Holdings Corporation(a)	94,682,380
1,140,938	Prestige Consumer Healthcare, Inc.(a)	89,095,849
246,247	Bio-Rad Laboratories, Inc.(a)	80,894,602
392,040	Charles River Laboratories International, Inc.(a)	72,370,584
		337,043,415
	Industrials—19.71%
765,417	Mohawk Industries, Inc.(a)	91,184,127
496,535	Generac Holdings, Inc.(a)	76,987,752
10,507,416	ADT, Inc.	72,606,245
1,815,278	Axalta Coating Systems, Ltd.(a)	62,118,813
143,768	Zebra Technologies Corporation, Class A(a)	55,526,077
2,227,075	Resideo Technologies, Inc.(a)	51,334,079
2,125,680	Kennametal, Inc.	51,058,834
581,567	Masco Corporation	42,204,317
264,461	The Middleby Corporation(a)	35,821,242
		538,841,486
	Real Estate—3.11%
335,895	Jones Lang LaSalle, Inc.(a)	85,028,460
	Total Common Stocks (Cost $2,002,875,770)	2,720,703,597

See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel Fund (Continued)

Number of Shares	Short-Term Investments—0.62%	Value ($)
16,853,353	Northern Institutional Treasury Portfolio, 4.29%(c)	16,853,353
	Total Short-Term Investments (Cost $16,853,353)	16,853,353

	Total Investments—100.13% (Cost $2,019,729,123)	2,737,556,950
	Other Assets less Liabilities—(0.13)%	(3,537,821)
	Net Assets—100.00%	2,734,019,129
Ariel Appreciation Fund

Number of Shares	Common Stocks—99.03%	Value ($)
	Consumer Discretionary—26.91%
2,031,356	Mattel, Inc.(a)	36,015,942
353,031	CarMax, Inc.(a)	28,863,815
985,594	Interpublic Group of Companies, Inc.	27,616,344
114,418	Madison Square Garden Sports Corporation(a)	25,821,854
1,193,959	Knowles Corporation(a)	23,795,603
622,676	Madison Square Garden Entertainment Corporation(a)	22,167,266
679,458	Gentex Corporation	19,520,828
427,528	Sphere Entertainment Company(a)	17,237,929
534,514	BorgWarner, Inc.	16,992,200
932,978	Manchester United plc, Class A(a)	16,187,168
82,718	Vail Resorts, Inc.	15,505,489
711,339	Paramount Global, Class B	7,440,606
		257,165,044
	Consumer Staples—4.33%
176,000	J.M. Smucker Company	19,381,120
300,304	Molson Coors Brewing Company	17,213,425
514,808	Walgreens Boots Alliance, Inc.	4,803,159
		41,397,704
	Energy—4.56%
1,382,243	Core Laboratories, Inc.	23,926,626
1,345,112	NOV, Inc.	19,638,635
		43,565,261
	Financials—24.78%
344,449	Northern Trust Corporation	35,306,022
59,472	Goldman Sachs Group, Inc.	34,054,857
558,294	Carlyle Group, Inc.	28,188,264
530,887	Lazard, Inc., Class A	27,330,063
434,023	First American Financial Corporation	27,100,396
335,659	The Charles Schwab Corporation	24,842,123
206,231	BOK Financial Corporation	21,953,290
132,784	KKR & Company, Inc.	19,640,081
178,284	Aflac, Inc.	18,441,697
		236,856,793
	Health Care—12.72%
148,950	Charles River Laboratories International, Inc.(a)	27,496,170
117,261	Labcorp Holdings, Inc.	26,890,292
76,117	Bio-Rad Laboratories, Inc.(a)	25,005,196
1,287,723	Envista Holdings Corporation(a)	24,840,177
164,532	Zimmer Biomet Holdings, Inc.	17,379,515
		121,611,350
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—99.03% (continued)	Value ($)
	Industrials—20.56%
161,159	Generac Holdings, Inc.(a)	24,987,703
171,162	The Middleby Corporation(a)	23,183,893
139,467	Keysight Technologies, Inc.(a)	22,402,584
613,808	Axalta Coating Systems, Ltd.(a)	21,004,510
866,732	Kennametal, Inc.	20,818,903
256,102	Stanley Black & Decker, Inc.	20,562,429
2,579,378	ADT, Inc.	17,823,502
733,516	Resideo Technologies, Inc.(a)	16,907,544
65,248	Littelfuse, Inc.	15,375,691
196,365	nVent Electric plc	13,384,238
		196,450,997
	Real Estate—5.17%
193,774	CBRE Group, Inc., Class A(a)	25,440,589
94,689	Jones Lang LaSalle, Inc.(a)	23,969,573
		49,410,162
	Total Common Stocks (Cost $634,143,311)	946,457,311

Number of Shares	Short-Term Investments—1.02%	Value ($)
9,740,798	Northern Institutional Treasury Portfolio, 4.29%(c)	9,740,798
	Total Short-Term Investments (Cost $9,740,798)	9,740,798

	Total Investments—100.05% (Cost $643,884,109)	956,198,109
	Other Assets less Liabilities—(0.05)%	(438,065)
	Net Assets—100.00%	955,760,044
Ariel Focus Fund

Number of Shares	Common Stocks—97.88%	Value ($)
	Basic Materials—5.28%
123,024	Barrick Gold Corporation	1,906,872
66,915	Mosaic Company	1,644,771
		3,551,643
	Consumer Discretionary—15.27%
64,415	PHINIA, Inc.	3,102,871
36,441	Boyd Gaming Corporation	2,643,430
46,584	Madison Square Garden Entertainment Corporation(a)	1,658,390
6,705	Madison Square Garden Sports Corporation(a)	1,513,184
42,692	BorgWarner, Inc.	1,357,179
		10,275,054
	Consumer Staples—5.25%
32,073	J.M. Smucker Company	3,531,879
	Energy—11.50%
118,076	APA Corporation	2,726,375
18,672	Chevron Corporation	2,704,452
113,251	Core Laboratories, Inc.	1,960,375
9,079	Schlumberger NV	348,089
		7,739,291
	Financials—24.27%
7,061	Goldman Sachs Group, Inc.	4,043,270
37,262	BOK Financial Corporation	3,966,540
76,231	Bank of America Corporation	3,350,352
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—97.88% (continued)	Value ($)
	Financials—24.27% (continued)
12,221	Affiliated Managers Group, Inc.	2,259,907
29,110	First American Financial Corporation	1,817,628
8,789	Northern Trust Corporation	900,873
		16,338,570
	Health Care—10.17%
10,134	Labcorp Holdings, Inc.	2,323,929
14,285	Johnson & Johnson	2,065,897
6,213	Bio-Rad Laboratories, Inc.(a)	2,041,032
29,955	ZimVie, Inc.(a)	417,872
		6,848,730
	Industrials—21.29%
13,283	Snap-on, Inc.	4,509,313
151,568	Resideo Technologies, Inc.(a)	3,493,643
28,040	Mohawk Industries, Inc.(a)	3,340,405
6,144	Lockheed Martin Corporation	2,985,615
		14,328,976
	Technology—4.85%
19,581	Oracle Corporation	3,262,978
	Total Common Stocks (Cost $48,365,801)	65,877,121

Number of Shares	Short-Term Investments—2.26%	Value ($)
1,519,599	Northern Institutional Treasury Portfolio, 4.29%(c)	1,519,599
	Total Short-Term Investments (Cost $1,519,599)	1,519,599

	Total Investments—100.14% (Cost $49,885,400)	67,396,720
	Other Assets less Liabilities—(0.14)%	(94,168)
	Net Assets—100.00%	67,302,552
Ariel International Fund

Number of Shares	Common Stocks—97.94%	Value ($)
	Austria—3.04%
74,390	BAWAG Group AG(a)	6,266,263
	Belgium—2.77%
73,753	KBC Group NV	5,694,636
	China—2.06%
187,350	JD.com, Inc.	3,280,642
11,338	Baidu, Inc. ADR(a)	955,907
		4,236,549
	Denmark—1.58%
114,573	Danske Bank A/S	3,248,451
	Finland—0.48%
223,802	Nokia Corporation	989,970
	France—18.04%
102,851	Sanofi	9,986,892
259,208	Michelin (CGDE)	8,538,320
216,459	AXA SA	7,695,198
67,275	BNP Paribas SA	4,126,853
33,720	Publicis Groupe SA	3,597,673
319,707	Orange SA	3,188,490
		37,133,426
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.94% (continued)	Value ($)
	Germany—16.20%
202,229	Fresenius Medical Care AG & Company KGaA	9,207,648
36,209	Siemens AG	7,060,565
26,774	Deutsche Boerse AG	6,167,560
167,623	Infineon Technologies AG	5,471,509
141,820	Daimler Truck Holding AG	5,432,003
		33,339,285
	Hong Kong—2.62%
641,000	CLP Holdings, Ltd.	5,389,363
	Hungary—0.72%
82,480	Wizz Air Holdings plc(a)	1,485,864
	Israel—5.93%
65,380	Check Point Software Technologies, Ltd.(a)	12,206,446
	Italy—6.35%
815,868	Banca Monte dei Paschi di Siena SpA	5,783,192
308,039	Stellantis NV	4,007,103
389,773	Italgas SpA	2,187,541
245,536	Snam SpA	1,088,401
		13,066,237
	Japan—12.65%
342,100	Bandai Namco Holdings, Inc.	8,157,458
388,500	Subaru Corporation	6,902,990
166,600	Bridgestone Corporation	5,599,947
206,700	Sega Sammy Holdings, Inc.	4,006,345
40,700	Secom Company, Ltd.	1,382,167
		26,048,907
	Netherlands—0.93%
58,618	Koninklijke Ahold Delhaize NV	1,912,056
	Singapore—0.28%
60,300	Venture Corporation, Ltd.	580,636
	South Korea—2.85%
69,073	KB Financial Group, Inc.	3,889,567
17,272	SK Hynix, Inc.	1,979,204
		5,868,771
	Spain—4.52%
318,628	Redeia Corp SA	5,445,839
118,281	Endesa SA	2,544,769
113,559	Tecnicas Reunidas SA(a)	1,322,162
		9,312,770
	Switzerland—1.10%
8,091	Roche Holding AG	2,262,298
	Taiwan—1.80%
113,000	Taiwan Semiconductor Manufacturing Company, Ltd.	3,705,257
	United Arab Emirates—1.60%
939,523	Emaar Properties PJSC	3,286,879
	United Kingdom—9.74%
2,044,934	Tesco plc	9,428,675
1,630,940	Barclays plc	5,475,017
324,397	Beazley plc	3,315,910
108,930	GSK plc	1,836,215
		20,055,817
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.94% (continued)	Value ($)
	United States—2.68%
64,927	Aptiv plc(a)	3,926,785
13,268	Philip Morris International, Inc.	1,596,804
		5,523,589
	Total Common Stocks (Cost $178,049,899)	201,613,470

Number of Shares	Investment Companies—0.18%	Value ($)
7,940	Vanguard FTSE Developed Markets ETF	379,691
	Total Investment Companies (Cost $386,534)	379,691

Number of Shares	Short-Term Investments—0.72%	Value ($)
1,491,096	Northern Institutional Treasury Portfolio, 4.29%(c)	1,491,096
	Total Short-Term Investments (Cost $1,491,096)	1,491,096

	Total Investments—98.84% (Cost $179,927,529)	203,484,257
	Foreign Currency, Other Assets less Liabilities—1.16%	2,379,323
	Net Assets—100.00%	205,863,580
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel International Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
02/13/2025	UBS	Swedish Krona	12,328,115	Euro	1,063,802	$12,967
Subtotal UBS						12,967
02/13/2025	Northern Trust	Chinese Offshore Yuan	188,645	Japanese Yen	3,883,881	915
02/13/2025	Northern Trust	United States Dollar	1,942,155	Chinese Offshore Yuan	14,043,841	26,812
Subtotal Northern Trust						27,727
01/06/2025	JPMorgan	Japanese Yen	49,243,239	United States Dollar	312,110	1,084
02/13/2025	JPMorgan	United States Dollar	24,217,127	Euro	23,017,061	331,348
Subtotal JPMorgan						332,432
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$373,126

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
02/13/2025	UBS	Australian Dollar	16,303,120	United States Dollar	10,613,820	$(522,546)
02/13/2025	UBS	Japanese Yen	373,105,571	United States Dollar	2,439,241	(55,600)
02/13/2025	UBS	Swiss Franc	636,655	Euro	688,886	(9,904)
Subtotal UBS						(588,050)
02/13/2025	Northern Trust	Japanese Yen	3,990,080	Chinese Offshore Yuan	188,645	(237)
Subtotal Northern Trust						(237)
01/07/2025	JPMorgan	Japanese Yen	77,311,311	United States Dollar	492,301	(530)
02/13/2025	JPMorgan	Euro	3,915,092	United States Dollar	4,148,270	(85,413)
02/13/2025	JPMorgan	Japanese Yen	1,872,709,092	United States Dollar	12,235,986	(271,905)
Subtotal JPMorgan						(357,848)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(946,135)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(573,009)
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel Global Fund

Number of Shares	Common Stocks—98.64%	Value ($)
	Austria—1.41%
7,939	BAWAG Group AG(a)	668,744
	Belgium—1.72%
10,556	KBC Group NV	815,053
	China—4.37%
92,750	JD.com, Inc.	1,624,124
5,279	Baidu, Inc. ADR(a)	445,072
		2,069,196
	France—10.46%
40,378	Michelin (CGDE)	1,330,053
10,682	Sanofi	1,037,229
28,012	AXA SA	995,837
55,548	Orange SA	553,989
5,054	Publicis Groupe SA	539,224
8,079	BNP Paribas SA	495,590
		4,951,922
	Germany—10.12%
30,816	Fresenius Medical Care AG & Company KGaA	1,403,077
4,740	Siemens AG	924,275
26,187	Infineon Technologies AG	854,790
21,688	Daimler Truck Holding AG	830,696
3,367	Deutsche Boerse AG	775,610
		4,788,448
	Hong Kong—1.23%
69,000	CLP Holdings, Ltd.	580,134
	Hungary—0.77%
20,283	Wizz Air Holdings plc(a)	365,395
	Israel—5.51%
13,965	Check Point Software Technologies, Ltd.(a)	2,607,266
	Italy—2.88%
120,986	Banca Monte dei Paschi di Siena SpA	857,596
38,706	Stellantis NV	503,504
		1,361,100
	Japan—6.17%
34,100	Bandai Namco Holdings, Inc.	813,123
45,700	Subaru Corporation	812,012
21,200	Bridgestone Corporation	712,598
30,100	Sega Sammy Holdings, Inc.	583,411
		2,921,144
	Peru—1.18%
3,035	Credicorp, Ltd.	556,376
	South Korea—3.49%
13,696	KB Financial Group, Inc.	771,235
4,026	SK Hynix, Inc.	461,340
11,770	Samsung Electronics Company, Ltd.	420,034
		1,652,609
	Spain—1.66%
34,256	Redeia Corp SA	585,487
9,285	Endesa SA	199,763
		785,250
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel Global Fund (Continued)

Number of Shares	Common Stocks—98.64% (continued)	Value ($)
	Taiwan—3.73%
47,000	Taiwan Semiconductor Manufacturing Company, Ltd.	1,541,125
38,000	Catcher Technology Company, Ltd.	224,862
		1,765,987
	United Arab Emirates—1.79%
242,915	Emaar Properties PJSC	849,827
	United Kingdom—6.80%
419,094	Tesco plc	1,932,337
66,568	Beazley plc	680,442
180,305	Barclays plc	605,279
		3,218,058
	United States—35.35%
38,814	Verizon Communications, Inc.	1,552,172
3,567	Microsoft Corporation	1,503,490
7,927	Capital One Financial Corporation	1,413,543
11,294	NetApp, Inc.	1,311,008
15,029	Western Alliance Bancorp	1,255,523
39,010	CenterPoint Energy, Inc.	1,237,787
26,493	CVS Health Corporation	1,189,271
11,423	Gilead Sciences, Inc.	1,055,142
5,279	Allstate Corporation	1,017,738
6,753	DaVita, Inc.(a)	1,009,911
65,054	CNH Industrial NV	737,062
4,059	AbbVie, Inc.	721,284
29,204	Intel Corporation	585,540
18,118	Teradata Corporation(a)	564,376
3,973	D.R. Horton, Inc.	555,505
8,754	Aptiv plc(a)	529,442
3,630	Lennar Corporation	495,023
		16,733,817
	Total Common Stocks (Cost $40,367,625)	46,690,326

Number of Shares	Short-Term Investments—0.37%	Value ($)
174,957	Northern Institutional Treasury Portfolio, 4.29%(c)	174,957
	Total Short-Term Investments (Cost $174,957)	174,957

	Total Investments—99.01% (Cost $40,542,582)	46,865,283
	Foreign Currency, Other Assets less Liabilities—0.99%	466,939
	Net Assets—100.00%	47,332,222
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2024 (Unaudited)
Ariel Global Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
02/13/2025	Northern Trust	United States Dollar	380,595	Chinese Offshore Yuan	2,752,106	$5,254
Subtotal Northern Trust						5,254
01/06/2025	JPMorgan	Japanese Yen	7,167,458	United States Dollar	45,428	158
01/06/2025	JPMorgan	United States Dollar	38,016	Euro	36,417	284
02/13/2025	JPMorgan	United States Dollar	6,591,124	Euro	6,264,505	90,182
02/13/2025	JPMorgan	United States Dollar	278,688	Japanese Yen	42,652,996	6,193
Subtotal JPMorgan						96,817
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$102,071

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
01/07/2025	JPMorgan	Japanese Yen	11,396,488	United States Dollar	72,570	$(78)
Subtotal JPMorgan						(78)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(78)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$101,993

ADR	American Depositary Receipt

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of December 31, 2024.
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2024 (Unaudited)
NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at December 31, 2024.
Securities valuation—Investments for which market quotations are readily available are valued at the closing price on the national securities exchange or market on which such investments are primarily traded and, in the case of securities reported on the Nasdaq system, at the Nasdaq Official Closing Price. The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. If a closing price is not reported on the national securities exchange or market on which such investments are primarily traded, an investment shall be valued using: (i) the closing price on another exchange on which the investment traded (if such price is made available by the Funds' pricing agent) or (ii) investments for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices. Securities and assets for which market quotations are not readily available for any security, a fair value of such security will be determined in good faith by the Adviser, as the Board’s Valuation Designee, under procedures adopted and periodically reviewed by the Board and monitored by the Adviser’s Valuation Committee. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. Such prices are provided by approved pricing vendors or other independent pricing sources.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2024 (Unaudited)
The following tables summarize the inputs used as of December 31, 2024 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,737,556,950	$956,198,109	$67,396,720
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,737,556,950	$956,198,109	$67,396,720
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$7,742,070	$—	$—	$7,742,070
Consumer Discretionary	15,745,747	28,673,843	—	44,419,590
Consumer Staples	12,937,535	—	—	12,937,535
Energy	1,322,162	—	—	1,322,162
Financials	26,307,614	25,355,033	—	51,662,647
Health Care	11,823,107	11,469,946	—	23,293,053
Industrials	1,485,864	13,874,735	—	15,360,599
Information Technology	16,492,339	8,440,683	—	24,933,022
Real Estate	3,286,879	—	—	3,286,879
Utilities	13,379,971	3,275,942	—	16,655,913
Total Common Stocks	$110,523,288	$91,090,182	$—	$201,613,470
Investment Companies	379,691	—	—	379,691
Short-Term Investments	1,491,096	—	—	1,491,096
Total Investments	$112,394,075	$91,090,182	$—	$203,484,257
Other Financial Instruments
Forward Currency Contracts^	$—	$(573,009)	$—	$(573,009)

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$3,090,457	$—	$—	$3,090,457
Consumer Discretionary	4,534,147	3,424,648	—	7,958,795
Consumer Staples	1,932,337	—	—	1,932,337
Financials	7,835,381	3,073,185	—	10,908,566
Health Care	5,012,837	1,403,077	—	6,415,914
Industrials	1,102,457	1,754,971	—	2,857,428
Information Technology	8,337,667	1,736,164	—	10,073,831
Real Estate	849,827	—	—	849,827
Utilities	2,603,171	—	—	2,603,171
Total Common Stocks	$35,298,281	$11,392,045	$—	$46,690,326
Short-Term Investments	174,957	—	—	174,957
Total Investments	$35,473,238	$11,392,045	$—	$46,865,283
Other Financial Instruments
Forward Currency Contracts^	$—	$101,993	$—	$101,993

*	As of December 31, 2024, the Level 2 investments held were securities subject to fair valuation due to market holidays and forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as
Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2024 (Unaudited)
Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund use forward currency contracts in a strategy designed to reduce tracking error versus their respective benchmarks. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the outstanding voting securities of a company, the company is deemed to be an affiliate of the fund as defined in the 1940 Act.  The following transactions were made during the period ended December 31, 2024 in securities of a company deemed to be an affiliated company of the Funds as of December 31, 2024:
Security name	Shares Held December 31, 2024	Market Value September 30, 2024	Purchases	Sales	Net realized gain (loss)	Change in unrealized gain (loss)	Market Value December 31, 2024	Dividend Income
Ariel Fund
Common Stocks - 4.87%
Consumer Discretionary - 2.65%
Leslie’s, Inc.(a)	32,505,385	80,221,027	17,738,673	—	—	(25,472,691)	72,487,009	—
Energy - 2.22%
Core Laboratories, Inc.	3,505,349	64,954,117	—	—	—	(4,276,526)	60,677,591	35,053
Total Common Stocks		$145,175,144	$17,738,673	$—	$—	$(29,749,217)	$133,164,600	$35,053

(a)	Non-income producing.
SLOW AND STEADY WINS THE RACE